Deferred tax - Summary of Deferred Corporate Income Tax Asset (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [line items]
Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity	€ 1,306
Deferred corporate income tax asset dependent on future taxable profits	7	€ 8
At December 31	1,313	8
Gross carrying amount [member]
Deferred Tax Assets And Liabilities [line items]
Deferred corporate income tax asset dependent on retaining bonds and similar investments until the earlier of market recovery or maturity	6,265	0
Deferred corporate income tax asset dependent on future taxable profits	27	32
At December 31	€ 6,292	€ 32